EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$1,140,000	American Airlines Inc(b) 10.34%, 04/20/2028 3-mo. SOFR + 4.94%	$ 1,173,345
433,913	Aretec Group Inc(b) 9.92%, 08/09/2030 1-mo. SOFR + 4.60%	430,224
266,441	Asurion LLC(b) 8.68%, 07/31/2027 1-mo. SOFR + 3.36%	258,656
670,431	Cengage Learning Inc(b) 10.32%, 07/14/2026 3-mo. SOFR + 4.92%	666,409
464,487	Clear Channel Outdoor Holdings Inc(b) 8.93%, 08/21/2026 1-mo. SOFR + 3.61%	450,423
771,125	Cloud Software Group Inc(b) 9.99%, 03/30/2029 3-mo. SOFR + 4.59%	748,473
288,668	CMG Media Corp(b) 9.68%, 12/17/2026 1-mo. LIBOR + 4.25%	264,582
	CP Atlas Buyer Inc(b)
746,162	9.93%,11/20/2027 1-mo. LIBOR + 4.50%	701,766
277,445	9.17%,11/23/2027 1-mo. SOFR + 3.85%	260,937
562,711	CQP Holdco LP(b) 8.99%, 06/05/2028 3-mo. SOFR + 3.59%	562,008
297,195	Crocs, Inc.(b) 8.83%, 02/19/2029 1-mo. SOFR + 3.51%	297,691
385,351	DirectV Financing LLC(b) 10.43%, 08/02/2027 1-mo. SOFR + 5.11%	361,959
715,000	Entercom Media Corp(b) 7.95%, 11/17/2024 1-mo. LIBOR + 2.52%	302,088
	Filtration Group Corp(b)
137,200	8.93%,10/21/2028 1-mo. SOFR + 3.61%	136,600
208,950	9.68%,10/21/2028 1-mo. SOFR + 4.36%	208,776
267,956	Garda World Security Corp(b) 10.18%, 10/30/2026 1-mo. LIBOR + 4.75%	267,487
844	Global Medical Response Inc(b) 9.41%, 10/02/2025 3-mo. LIBOR + 3.75%	584
182,492	Granite US Holdings Corp(b) 9.43%, 09/30/2026 1-mo. LIBOR + 4.00%	182,036
307,661	Greeneden Holdings II LLC(b) 9.43%, 12/01/2027 1-mo. SOFR + 4.11%	307,661
700,190	iHeartCommunications Inc(b) 9.45%, 05/01/2026 1-mo. LIBOR + 4.02%	627,020
744,129	IRB Holding Corp(b) 8.43%, 12/15/2027 1-mo. SOFR + 3.11%	740,511
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 669,627	Klockner Pentaplast of America Inc(b) 10.48%, 02/12/2026 6-mo. SOFR + 5.01%	$ 642,841
541,170	LBM Acquisition LLC(b) 9.18%, 12/17/2027 1-mo. SOFR + 3.86%	527,702
194,513	LSF11 A5 HoldCo LLC(b) 9.67%, 10/15/2028 1-mo. SOFR + 4.35%	191,169
109,720	Madison IAQ LLC(b) 8.69%, 06/21/2028 1-mo. SOFR + 3.37%	108,623
1,633,114	MajorDrive Holdings IV LLC(b) 9.65%, 06/01/2028 3-mo. SOFR + 4.25%	1,611,629
486,588	Mattress Firm Inc(b) 9.95%, 09/25/2028 6-mo. SOFR + 4.48%	481,722
448,852	Michaels Cos Inc(b) 9.90%, 04/15/2028 3-mo. SOFR + 4.50%	408,904
908,475	Neptune Bidco US Inc(b) 10.40%, 04/11/2029 1-mo. SOFR + 5.02%	814,708
	Nouryon Finance BV(b)
432,767	9.32%,04/03/2028 1-mo. SOFR + 4.11%	427,682
488,775	9.35%,04/03/2028 3-mo. SOFR + 3.95%	481,749
458,045	Nouryon USA LLC(b) 8.43%, 10/01/2025 1-mo. LIBOR + 3.00%	457,816
967,763	Olympus Water US Holding Corp(b) 9.40%, 11/09/2028 3-mo. SOFR + 4.00%	954,267
242,491	One Call Corp(b) 11.11%, 04/22/2027 3-mo. SOFR + 5.71%	196,418
1,350,235	PECF USS Intermediate Holding III Corp(b) 9.88%, 12/15/2028 3-mo. SOFR + 4.48%	1,077,797
893,604	PetsMart LLC(b) 9.17%, 02/11/2028 1-mo. SOFR + 3.85%	890,067
349,300	Polaris Newco LLC(b) 9.43%, 06/02/2028 1-mo. SOFR + 4.11%	333,872
635,000	Proofpoint Inc(b) 11.68%, 08/31/2029 1-mo. SOFR + 6.36%	635,529
1,011,988	Rocket Software Inc(b) 9.68%, 11/28/2025 1-mo. LIBOR + 4.25%	1,009,662
292,580	Sabre GLBL Inc(b) 10.42%, 06/30/2028 1-mo. SOFR + 5.10%	256,008
918,520	UKG Inc(b) 8.62%, 05/04/2026 3-mo. SOFR + 3.22%	915,911

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 733,934	United AirLines Inc(b) 9.18%, 04/21/2028 1-mo. SOFR + 3.86%	$ 736,436
542,168	VM Consolidated Inc(b) 8.68%, 03/24/2028 1-mo. SOFR + 3.36%	541,942
311,260	White Cap Buyer LLC(b) 9.43%, 10/08/2027 1-mo. LIBOR + 4.00%	310,482
TOTAL BANK LOANS — 6.71% (Cost $23,496,052)		$22,962,172
CORPORATE BONDS AND NOTES
Basic Materials — 5.33%
945,000	ArcelorMittal SA 7.00%, 10/15/2039	946,674
160,000	Arsenal AIC Parent LLC(c)(d) 8.00%, 10/01/2030	159,203
	ATI Inc
1,000,000	5.88%, 12/01/2027	947,500
750,000	7.25%, 08/15/2030	744,375
744,000	Avient Corp(c) 7.13%, 08/01/2030	730,897
990,000	Axalta Coating Systems LLC(c)(d) 3.38%, 02/15/2029	824,266
504,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	497,972
210,000	Celanese US Holdings LLC(d) 6.33%, 07/15/2029	205,844
1,410,000	Commercial Metals Co 4.38%, 03/15/2032	1,182,630
1,015,000	Compass Minerals International Inc(c) 6.75%, 12/01/2027	961,631
	Constellium SE
325,000	5.63%, 06/15/2028(c)	305,767
300,000	EUR, 3.13%, 07/15/2029	268,330
1,165,000	First Quantum Minerals Ltd(c) 8.63%, 06/01/2031	1,159,387
815,000	Herens Holdco SARL(c) 4.75%, 05/15/2028	632,821
895,000	Hudbay Minerals Inc(c) 6.13%, 04/01/2029	828,102
	Mercer International Inc
185,000	12.88%, 10/01/2028(c)	187,025
510,000	5.13%, 02/01/2029	402,141
	Novelis Corp(c)
473,000	4.75%, 01/30/2030	409,358
1,510,000	3.88%, 08/15/2031	1,205,862
280,000	Novelis Sheet Ingot GmbH EUR, 3.38%, 04/15/2029	255,258
	Olympus Water US Holding Corp(c)
1,125,000	4.25%, 10/01/2028	917,117
60,000	9.75%, 11/15/2028	59,870
1,725,000	SCIH Salt Holdings Inc(c) 4.88%, 05/01/2028	1,521,634
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 515,000	SCIL IV LLC / SCIL USA Holdings LLC(c) 5.38%, 11/01/2026	$ 470,565
865,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(c) 5.13%, 04/01/2029	451,266
575,000	Tronox Inc(c) 4.63%, 03/15/2029	464,029
	WR Grace Holdings LLC(c)
500,000	5.63%, 08/15/2029	404,375
1,115,000	7.38%, 03/01/2031	1,080,974
		18,224,873
Communications — 10.20%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	213,471
	Altice France SA(c)
465,000	5.50%, 01/15/2028	358,151
1,605,000	5.50%, 10/15/2029	1,154,180
1,445,000	Arches Buyer Inc(c) 4.25%, 06/01/2028	1,231,996
	CCO Holdings LLC / CCO Holdings Capital Corp
2,920,000	5.38%, 06/01/2029(c)	2,619,848
2,505,000	4.75%, 03/01/2030(c)	2,102,825
755,000	4.50%, 08/15/2030(c)	619,714
590,000	4.25%, 02/01/2031(c)	469,663
350,000	4.75%, 02/01/2032(c)	280,000
2,535,000	4.50%, 05/01/2032	1,989,589
180,000	CommScope Inc(c) 6.00%, 03/01/2026	167,981
4,180,000	CSC Holdings LLC(c) 5.38%, 02/01/2028	3,402,987
595,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(c) 5.88%, 08/15/2027	526,087
	DISH DBS Corp
400,000	7.75%, 07/01/2026	300,000
990,000	5.25%, 12/01/2026(c)	841,352
1,250,000	5.75%, 12/01/2028(c)	960,937
855,000	5.13%, 06/01/2029	473,995
	Frontier Communications Holdings LLC(c)
1,065,000	5.88%, 10/15/2027	968,584
570,000	8.75%, 05/15/2030	541,201
	Gen Digital Inc(c)
10,000	6.75%, 09/30/2027	9,804
555,000	7.13%, 09/30/2030(d)	546,746
1,470,000	Gray Escrow II Inc(c) 5.38%, 11/15/2031	962,023
	iHeartCommunications Inc
252	8.38%, 05/01/2027	181
275,000	5.25%, 08/15/2027(c)	217,942
	Level 3 Financing Inc(c)
1,414,000	4.25%, 07/01/2028	880,969
514,000	10.50%, 05/15/2030(d)	517,386
	Match Group Holdings II LLC(c)
457,000	5.00%, 12/15/2027	421,499

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 630,000	4.63%, 06/01/2028	$ 564,804
10,000	4.13%, 08/01/2030	8,252
630,000	3.63%, 10/01/2031	497,146
1,565,000	McGraw-Hill Education Inc(c) 5.75%, 08/01/2028	1,350,204
45,000	Netflix Inc 5.88%, 02/15/2025	44,874
	News Corp(c)
800,000	3.88%, 05/15/2029	688,000
445,000	5.13%, 02/15/2032	388,819
	Outfront Media Capital LLC / Outfront Media Capital Corp(c)
695,000	5.00%, 08/15/2027(d)	612,351
65,000	4.25%, 01/15/2029	51,579
330,000	Scripps Escrow II Inc(c) 3.88%, 01/15/2029	248,172
	Sirius XM Radio Inc(c)
850,000	4.00%, 07/15/2028	725,533
870,000	3.88%, 09/01/2031	658,991
280,000	Spanish Broadcasting System Inc(c) 9.75%, 03/01/2026	187,297
595,000	T-Mobile USA Inc 2.88%, 02/15/2031	482,398
410,000	Townsquare Media Inc(c) 6.88%, 02/01/2026	387,202
835,000	TripAdvisor Inc(c) 7.00%, 07/15/2025	833,413
	Univision Communications Inc(c)
855,000	6.63%, 06/01/2027	796,284
485,000	8.00%, 08/15/2028	470,208
595,000	7.38%, 06/30/2030	543,769
525,000	Urban One Inc(c) 7.38%, 02/01/2028	450,188
1,435,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	1,127,951
555,000	VZ Secured Financing BV(c) 5.00%, 01/15/2032	435,983
610,000	Ziggo Bond Co BV(c) 6.00%, 01/15/2027	558,449
		34,890,978
Consumer, Cyclical — 14.63%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
120,000	4.38%, 01/15/2028	108,162
1,745,000	4.00%, 10/15/2030	1,450,049
555,000	Allison Transmission Inc(c) 3.75%, 01/30/2031	448,663
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
371,250	5.50%, 04/20/2026	362,586
405,000	5.75%, 04/20/2029	376,670
835,000	American Builders & Contractors Supply Co Inc(c) 3.88%, 11/15/2029	695,825
870,000	Aramark Services Inc(c) 5.00%, 02/01/2028	804,605
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Asbury Automotive Group Inc(c)
$ 180,000	4.63%, 11/15/2029(d)	$ 154,598
90,000	5.00%, 02/15/2032	74,569
775,000	Banijay Entertainment SASU(c) 8.13%, 05/01/2029	769,195
	Bath & Body Works Inc
515,000	7.50%, 06/15/2029(d)	508,728
530,000	6.63%, 10/01/2030(c)	496,880
600,000	6.75%, 07/01/2036	525,689
	Beacon Roofing Supply Inc(c)
160,000	4.50%, 11/15/2026(d)	149,393
740,000	4.13%, 05/15/2029	632,700
175,000	6.50%, 08/01/2030	169,594
830,000	Boyd Gaming Corp(c) 4.75%, 06/15/2031	706,310
	Caesars Entertainment Inc(c)
1,420,000	4.63%, 10/15/2029	1,202,825
1,750,000	7.00%, 02/15/2030	1,702,858
265,000	Caesars Resort Collection LLC / CRC Finco Inc(c) 5.75%, 07/01/2025	263,881
	Carnival Corp(c)
1,210,000	5.75%, 03/01/2027	1,095,321
555,000	9.88%, 08/01/2027	579,378
205,000	7.00%, 08/15/2029	202,135
1,515,000	10.50%, 06/01/2030(d)	1,560,253
220,000	Carnival Holdings Bermuda Ltd(c) 10.38%, 05/01/2028	235,899
1,465,000	CDI Escrow Issuer Inc(c) 5.75%, 04/01/2030	1,323,508
570,000	Cinemark USA Inc(c)(d) 5.88%, 03/15/2026	547,269
201,000	Clarios Global LP(c) 6.75%, 05/15/2025	199,487
	Clarios Global LP / Clarios US Finance Co
185,000	EUR, 4.38%, 05/15/2026	187,746
1,103,000	6.75%, 05/15/2028(c)	1,076,804
1,255,000	Everi Holdings Inc(c) 5.00%, 07/15/2029	1,080,160
1,205,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 4.63%, 01/15/2029	1,021,238
7,955,000	Ford Motor Credit Co LLC 4.00%, 11/13/2030	6,643,979
440,000	Hanesbrands Inc(c) 9.00%, 02/15/2031	419,384
1,670,000	Hilton Domestic Operating Co Inc 4.88%, 01/15/2030	1,519,829
665,000	IHO Verwaltungs GmbH(e) EUR, 8.75%, 05/15/2028	724,964
760,000	Kontoor Brands Inc(c) 4.13%, 11/15/2029	628,001
1,335,000	Las Vegas Sands Corp 3.90%, 08/08/2029	1,139,334
1,015,000	Levi Strauss & Co(c)(d) 3.50%, 03/01/2031	802,676

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Light & Wonder International Inc(c)
$1,045,000	7.25%, 11/15/2029	$ 1,024,100
135,000	7.50%, 09/01/2031	133,427
	Live Nation Entertainment Inc(c)
590,000	5.63%, 03/15/2026	566,480
390,000	6.50%, 05/15/2027	384,537
620,000	Macy's Retail Holdings LLC(c) 5.88%, 03/15/2030	525,599
	Mattel Inc(c)
80,000	3.38%, 04/01/2026	73,976
735,000	3.75%, 04/01/2029	639,769
460,000	NCL Corp Ltd(c) 5.88%, 02/15/2027	437,445
495,000	Newell Brands Inc 5.20%, 04/01/2026	466,484
1,245,000	Penn Entertainment Inc(c) 5.63%, 01/15/2027	1,170,947
500,000	PetSmart Inc / PetSmart Finance Corp(c) 4.75%, 02/15/2028	437,719
140,000	Raptor Acquisition Corp / Raptor Co-Issuer LLC(c) 4.88%, 11/01/2026	131,075
785,000	Ritchie Bros Holdings Inc(c) 7.75%, 03/15/2031	796,775
	Royal Caribbean Cruises Ltd(c)
265,000	4.25%, 07/01/2026	242,976
1,130,000	5.50%, 08/31/2026	1,066,607
1,085,000	9.25%, 01/15/2029	1,146,234
670,000	7.25%, 01/15/2030	664,032
1,050,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(c) 6.63%, 03/01/2030	905,625
295,000	Staples Inc(c) 7.50%, 04/15/2026	242,591
1,225,000	Station Casinos LLC(c) 4.50%, 02/15/2028	1,068,604
970,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 5.88%, 05/15/2025	936,049
	Taylor Morrison Communities Inc(c)
550,000	5.75%, 01/15/2028	512,325
465,000	5.13%, 08/01/2030	406,294
1,000,000	Victoria's Secret & Co(c) 4.63%, 07/15/2029	724,921
1,010,000	Warnermedia Holdings Inc 4.28%, 03/15/2032	857,307
1,110,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(c) 5.25%, 05/15/2027	1,032,517
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c)
220,000	5.13%, 10/01/2029	192,308
400,000	7.13%, 02/15/2031(d)	379,690
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 305,000	Yum! Brands Inc 5.38%, 04/01/2032	$ 278,869
		50,036,427
Consumer, Non-Cyclical — 10.04%
200,000	180 Medical Inc(c) 3.88%, 10/15/2029	168,995
975,000	ADT Security Corp(c) 4.13%, 08/01/2029	824,372
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(c)
290,000	7.50%, 03/15/2026	294,015
1,440,000	4.88%, 02/15/2030	1,297,475
	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL
345,000	EUR, 3.63%, 06/01/2028	300,008
1,205,000	4.63%, 06/01/2028(c)	1,004,199
855,000	Avis Budget Finance PLC(c) EUR, 7.25%, 07/31/2030	897,809
945,000	Bausch & Lomb Escrow Corp(c) 8.38%, 10/01/2028	947,807
	Bausch Health Cos Inc(c)
1,125,000	6.13%, 02/01/2027	699,707
1,725,000	4.88%, 06/01/2028	980,984
1,070,000	Block Inc(d) 3.50%, 06/01/2031	840,550
620,000	Carriage Services Inc(c) 4.25%, 05/15/2029	530,338
925,000	Centene Corp 4.63%, 12/15/2029	833,083
645,000	Charles River Laboratories International Inc(c) 4.00%, 03/15/2031	545,831
	CHS / Community Health Systems Inc(c)
1,475,000	6.00%, 01/15/2029	1,191,182
855,000	5.25%, 05/15/2030	649,951
475,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(c) 6.63%, 07/15/2030	463,761
1,040,000	Elanco Animal Health Inc(d) 6.65%, 08/28/2028	1,011,400
105,000	Fortrea Holdings Inc(c) 7.50%, 07/01/2030	102,167
	Garda World Security Corp(c)
220,000	4.63%, 02/15/2027(d)	201,313
660,000	7.75%, 02/15/2028	647,066
705,000	Gartner Inc(c)(d) 3.75%, 10/01/2030	591,638
685,000	GTCR W-2 Merger Sub LLC(c) 7.50%, 01/15/2031	685,959
	HCA Inc
530,000	5.63%, 09/01/2028	516,781
655,000	3.50%, 09/01/2030	554,147
800,000	Herc Holdings Inc(c) 5.50%, 07/15/2027	756,524

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 765,000	Jazz Securities Designated Activity Co(c) 4.38%, 01/15/2029	$ 666,991
820,000	Lamb Weston Holdings Inc(c) 4.13%, 01/31/2030	701,222
1,675,000	Medline Borrower LP(c) 3.88%, 04/01/2029	1,416,083
850,000	Neptune Bidco US Inc(c) 9.29%, 04/15/2029	769,515
1,045,000	Organon & Co / Organon Foreign Debt Co-Issuer BV(c) 4.13%, 04/30/2028	908,010
	Owens & Minor Inc(c)(d)
155,000	4.50%, 03/31/2029	127,562
515,000	6.63%, 04/01/2030	457,106
	Prime Security Services Borrower LLC / Prime Finance Inc(c)(d)
200,000	3.38%, 08/31/2027	175,219
365,000	6.25%, 01/15/2028	338,052
300,000	Sabre GLBL Inc(c) 8.63%, 06/01/2027	254,342
	Service Corp International
710,000	5.13%, 06/01/2029	656,395
1,210,000	4.00%, 05/15/2031	993,387
660,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) 4.63%, 11/01/2026	622,288
865,000	Spectrum Brands Inc(c) 5.00%, 10/01/2029	783,776
	Tenet Healthcare Corp
1,230,000	4.88%, 01/01/2026	1,178,376
380,000	5.13%, 11/01/2027(d)	353,641
2,150,000	4.25%, 06/01/2029	1,850,608
1,835,000	6.13%, 06/15/2030	1,720,403
295,000	Teva Pharmaceutical Finance Netherlands II BV EUR, 4.38%, 05/09/2030	266,010
	Teva Pharmaceutical Finance Netherlands III BV(d)
695,000	6.75%, 03/01/2028	682,488
910,000	5.13%, 05/09/2029	822,640
470,000	8.13%, 09/15/2031	486,239
	US Foods Inc(c)(d)
460,000	4.75%, 02/15/2029	411,133
170,000	7.25%, 01/15/2032	169,828
		34,348,376
Diversified — 0.25%
855,000	Benteler International AG(c)(d) 10.50%, 05/15/2028	855,926
Energy — 9.53%
286,000	Antero Resources Corp(c) 7.63%, 02/01/2029	289,848
1,045,000	Apache Corp 4.38%, 10/15/2028	945,088
1,570,000	Callon Petroleum Co(c)(d) 7.50%, 06/15/2030	1,522,236
Principal Amount(a)		Fair Value
Energy — (continued)
$ 785,000	Chord Energy Corp(c) 6.38%, 06/01/2026	$ 769,708
	Civitas Resources Inc(c)
455,000	8.38%, 07/01/2028	462,962
1,290,000	8.75%, 07/01/2031	1,317,695
740,000	Comstock Resources Inc(c) 6.75%, 03/01/2029	680,720
375,000	Continental Resources Inc(c) 5.75%, 01/15/2031	352,296
1,170,000	DCP Midstream Operating LP(c) 6.75%, 09/15/2037	1,188,605
1,175,000	Encino Acquisition Partners Holdings LLC(c) 8.50%, 05/01/2028	1,128,200
2,325,000	Endeavor Energy Resources LP / EER Finance Inc(c) 5.75%, 01/30/2028	2,243,540
1,720,000	Energy Transfer LP(f) 6.63%, Perpetual	1,370,778
1,165,000	EnLink Midstream LLC(c) 5.63%, 01/15/2028	1,101,490
155,000	EQT Corp 7.00%, 02/01/2030	159,455
	Hess Midstream Operations LP(c)
510,000	5.13%, 06/15/2028	469,106
775,000	4.25%, 02/15/2030	653,510
480,000	5.50%, 10/15/2030	436,200
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	108,539
995,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	932,812
950,000	Nabors Industries Inc(c) 7.38%, 05/15/2027	919,008
800,000	Occidental Petroleum Corp 6.20%, 03/15/2040	762,564
490,000	Ovintiv Inc 6.25%, 07/15/2033	473,788
820,000	Patterson-UTI Energy Inc 5.15%, 11/15/2029	747,494
1,820,000	Permian Resources Operating LLC(c) 6.88%, 04/01/2027	1,794,015
1,025,000	Precision Drilling Corp(c) 7.13%, 01/15/2026	1,014,974
1,000,000	Rockcliff Energy II LLC(c) 5.50%, 10/15/2029	899,966
885,000	Seadrill Finance Ltd(c) 8.38%, 08/01/2030	901,036
225,000	Seventy Seven Energy Inc(g)(h)(i) 6.63%, 11/15/2025	23
	SM Energy Co
1,075,000	6.75%, 09/15/2026	1,055,241
775,000	6.50%, 07/15/2028(d)	744,000
	Southwestern Energy Co
1,455,000	5.38%, 02/01/2029	1,340,037
670,000	5.38%, 03/15/2030	610,405

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 873,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(c) 5.50%, 01/15/2028	$ 794,430
180,000	Transocean Aquila Ltd(c) 8.00%, 09/30/2028	180,000
346,750	Transocean Inc(c) 8.75%, 02/15/2030	354,552
395,000	Transocean Titan Financing Ltd(c) 8.38%, 02/01/2028	401,912
	USA Compression Partners LP / USA Compression Finance Corp
475,000	6.88%, 04/01/2026	465,283
390,000	6.88%, 09/01/2027	378,087
	Venture Global LNG Inc(c)
525,000	8.13%, 06/01/2028	519,825
1,310,000	8.38%, 06/01/2031	1,287,811
885,000	Viper Energy Partners LP(c) 5.38%, 11/01/2027	838,303
		32,615,542
Financial — 3.76%
345,000	AG Issuer LLC(c) 6.25%, 03/01/2028	322,190
845,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c) 4.25%, 10/15/2027	756,562
695,000	Ally Financial Inc 8.00%, 11/01/2031	701,696
235,000	AmWINS Group Inc(c) 4.88%, 06/30/2029	205,914
468,600	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp(c) 7.00%, 04/15/2030	422,911
22,595	Apollo Global Management Inc 6.75%, 07/31/2026	1,238,206
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	243,800
	Freedom Mortgage Corp(c)
505,000	7.63%, 05/01/2026	470,695
365,000	6.63%, 01/15/2027	320,778
135,000	12.00%, 10/01/2028	137,025
180,000	12.25%, 10/01/2030	182,700
660,000	goeasy Ltd(c)(d) 4.38%, 05/01/2026	603,930
340,000	HUB International Ltd(c) 7.25%, 06/15/2030	339,378
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
340,000	6.25%, 05/15/2026(d)	315,875
525,000	5.25%, 05/15/2027	461,464
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(c)
820,000	4.25%, 02/01/2027	717,196
295,000	4.75%, 06/15/2029	238,303
Principal Amount(a)		Fair Value
Financial — (continued)
$ 393,000	Lloyds Banking Group PLC(f) 7.50%, Perpetual	$ 383,421
	Nationstar Mortgage Holdings Inc(c)
625,000	5.50%, 08/15/2028	551,291
700,000	5.75%, 11/15/2031(d)	579,055
	OneMain Finance Corp
240,000	7.13%, 03/15/2026	235,052
585,000	6.63%, 01/15/2028(d)	539,762
915,000	5.38%, 11/15/2029(d)	766,312
	PennyMac Financial Services Inc(c)
190,000	5.38%, 10/15/2025	180,627
720,000	5.75%, 09/15/2031	588,931
820,000	PHH Mortgage Corp(c) 7.88%, 03/15/2026	729,800
23,000	Realogy Group LLC / Realogy Co-Issuer Corp(c)(d) 5.75%, 01/15/2029	16,628
140,000	Service Properties Trust REIT 7.50%, 09/15/2025	137,541
	Societe Generale SA(c)(f)
330,000	4.75%, Perpetual	266,311
295,000	5.38%, Perpetual	210,357
		12,863,711
Industrial — 9.38%
440,000	Amsted Industries Inc(c) 4.63%, 05/15/2030	372,565
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c)
275,000	3.25%, 09/01/2028	229,293
1,280,000	4.00%, 09/01/2029(d)	1,001,691
235,000	Ball Corp EUR, 1.50%, 03/15/2027	224,303
655,000	Boise Cascade Co(c) 4.88%, 07/01/2030	571,581
	Bombardier Inc(c)
194,000	7.50%, 03/15/2025	193,204
780,000	7.88%, 04/15/2027	761,083
250,000	7.50%, 02/01/2029(d)	237,242
	Builders FirstSource Inc(c)
415,000	4.25%, 02/01/2032	340,327
425,000	6.38%, 06/15/2032(d)	400,056
960,000	Camelot Return Merger Sub Inc(c) 8.75%, 08/01/2028	926,065
765,000	Cemex SAB de CV(f) 9.13%, Perpetual	796,369
	Chart Industries Inc(c)
700,000	7.50%, 01/01/2030	703,836
805,000	9.50%, 01/01/2031	855,559
175,000	Clean Harbors Inc(c) 6.38%, 02/01/2031	170,165
800,000	Covanta Holding Corp(c) 4.88%, 12/01/2029	656,320

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 960,000	Emerald Debt Merger Sub LLC(c) 6.63%, 12/15/2030	$ 924,168
	GFL Environmental Inc(c)
955,000	4.00%, 08/01/2028	834,447
645,000	4.75%, 06/15/2029	573,346
	Graphic Packaging International LLC
230,000	EUR, 2.63%, 02/01/2029	210,941
500,000	3.75%, 02/01/2030(c)	418,050
1,855,000	Great Lakes Dredge & Dock Corp(c)(d) 5.25%, 06/01/2029	1,521,466
	Howmet Aerospace Inc
315,000	3.00%, 01/15/2029	266,635
720,000	5.95%, 02/01/2037	676,033
1,750,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,533,702
690,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(c) 6.00%, 09/15/2028	603,086
875,000	JELD-WEN Inc(c) 4.88%, 12/15/2027	772,082
935,000	Louisiana-Pacific Corp(c) 3.63%, 03/15/2029	782,847
1,255,000	Madison IAQ LLC(c) 4.13%, 06/30/2028	1,083,023
	Masonite International Corp(c)
170,000	5.38%, 02/01/2028	158,120
655,000	3.50%, 02/15/2030	532,205
1,030,000	Mauser Packaging Solutions Holding Co(c) 7.88%, 08/15/2026	993,678
310,000	MIWD Holdco II LLC / MIWD Finance Corp(c) 5.50%, 02/01/2030	256,136
840,000	Owens-Brockway Glass Container Inc(c)(d) 7.25%, 05/15/2031	821,100
475,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc(c) 4.38%, 10/15/2028	412,138
530,000	Roller Bearing Co of America Inc(c) 4.38%, 10/15/2029	455,886
	Sensata Technologies BV(c)
1,250,000	4.00%, 04/15/2029	1,076,372
655,000	5.88%, 09/01/2030	610,213
300,000	Spirit AeroSystems Inc(c) 7.50%, 04/15/2025	294,263
	Standard Industries Inc(c)
925,000	4.75%, 01/15/2028	834,340
225,000	4.38%, 07/15/2030	186,345
590,000	3.38%, 01/15/2031	456,059
885,000	Terex Corp(c) 5.00%, 05/15/2029	792,540
205,000	TK Elevator Midco GmbH EUR, 4.38%, 07/15/2027	196,081
Principal Amount(a)		Fair Value
Industrial — (continued)
	TransDigm Inc
$ 865,000	5.50%, 11/15/2027	$ 809,942
910,000	6.75%, 08/15/2028(c)	895,885
1,620,000	4.88%, 05/01/2029	1,423,320
560,000	6.88%, 12/15/2030(c)	549,105
900,000	TTM Technologies Inc(c) 4.00%, 03/01/2029	746,391
435,000	Vertiv Group Corp(c) 4.13%, 11/15/2028	382,370
570,000	WESCO Distribution Inc(c) 7.25%, 06/15/2028	572,765
		32,094,739
Technology — 2.99%
315,000	Alteryx Inc(c)(d) 8.75%, 03/15/2028	313,594
250,000	Boxer Parent Co Inc(c) 7.13%, 10/02/2025	248,750
710,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	605,410
325,000	Central Parent Inc / CDK Global Inc(c) 7.25%, 06/15/2029	315,092
560,000	Clarivate Science Holdings Corp(c) 3.88%, 07/01/2028	484,792
2,895,000	Cloud Software Group Inc(c) 6.50%, 03/31/2029	2,560,137
1,045,000	Crowdstrike Holdings Inc(d) 3.00%, 02/15/2029	880,180
1,835,000	NCR Corp(c) 5.13%, 04/15/2029	1,616,743
740,000	RingCentral Inc(c) 8.50%, 08/15/2030	714,840
	Twilio Inc
875,000	3.63%, 03/15/2029	732,500
485,000	3.88%, 03/15/2031(d)	394,345
1,655,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(c)(d) 3.88%, 02/01/2029	1,379,352
		10,245,735
Utilities — 1.93%
	Calpine Corp(c)
655,000	4.63%, 02/01/2029	548,469
795,000	5.00%, 02/01/2031	642,829
330,000	3.75%, 03/01/2031	265,856
340,000	Electricite de France SA(c)(d)(f) 9.13%, Perpetual	354,190
	NRG Energy Inc(c)
350,000	10.25%, Perpetual(f)	342,791
190,000	3.75%, 06/15/2024	186,052
685,000	3.88%, 02/15/2032	514,223
185,000	Pacific Gas & Electric Co(h) 2.95%, 03/01/2026	170,392
1,430,000	PG&E Corp(d) 5.25%, 07/01/2030	1,242,758

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 390,000	Vistra Corp(c)(f) 7.00%, Perpetual	$ 355,875
	Vistra Operations Co LLC(c)
1,385,000	5.00%, 07/31/2027	1,273,353
330,000	7.75%, 10/15/2031	325,064
380,000	6.95%, 10/15/2033	372,717
		6,594,569
TOTAL CORPORATE BONDS AND NOTES — 68.04% (Cost $254,464,870)		$232,770,876
CONVERTIBLE BONDS
Basic Materials — 0.08%
316,000	MP Materials Corp(c) 0.25%, 04/01/2026	271,381
Communications — 3.21%
566,000	Airbnb Inc(j) 5.54%, 03/15/2026	498,080
597,000	Booking Holdings Inc 0.75%, 05/01/2025	996,990
459,000	Cable One Inc 1.13%, 03/15/2028	341,496
302,000	DISH Network Corp(j) 22.53%, 12/15/2025	201,585
1,185,000	Etsy Inc(d) 0.25%, 06/15/2028	895,267
450,000	Fiverr International Ltd(j) 7.35%, 11/01/2025	390,105
822,000	Liberty Broadband Corp(c) 3.13%, 03/31/2053	856,113
552,000	Liberty Media Corp-Liberty Formula One 2.25%, 08/15/2027	537,096
633,000	Match Group Financeco 3 Inc(c) 2.00%, 01/15/2030	551,071
674,000	Okta Inc 0.38%, 06/15/2026	586,717
589,000	Palo Alto Networks Inc 0.38%, 06/01/2025	1,387,389
998,000	Snap Inc(j) 9.74%, 05/01/2027	739,518
576,000	Spotify USA Inc(j) 7.14%, 03/15/2026	489,888
422,000	TechTarget Inc(j) 7.78%, 12/15/2026	337,652
480,000	Uber Technologies Inc(j) 3.25%, 12/15/2025	447,800
348,000	Upwork Inc 0.25%, 08/15/2026	285,542
	Wayfair Inc
498,000	0.63%, 10/01/2025	428,927
392,000	3.25%, 09/15/2027	471,968
453,000	Zillow Group Inc 1.38%, 09/01/2026	539,750
		10,982,954
Principal Amount(a)		Fair Value
Consumer, Cyclical — 1.73%
$ 323,000	Carnival Corp(c) 5.75%, 12/01/2027	$ 431,205
586,000	DraftKings Holdings Inc(j) 7.22%, 03/15/2028	443,309
453,000	Ford Motor Co(j) 0.72%, 03/15/2026	445,072
320,000	IMAX Corp 0.50%, 04/01/2026	298,400
564,000	Liberty TripAdvisor Holdings Inc(c) 0.50%, 06/30/2051	458,814
815,000	Live Nation Entertainment Inc(c) 3.13%, 01/15/2029	845,155
	NCL Corp Ltd
166,000	5.38%, 08/01/2025	192,975
335,000	2.50%, 02/15/2027	288,770
514,000	Patrick Industries Inc 1.75%, 12/01/2028	484,959
286,000	Rivian Automotive Inc(c) 4.63%, 03/15/2029	414,128
191,000	Royal Caribbean Cruises Ltd 6.00%, 08/15/2025	376,557
468,000	Shake Shack Inc(j) 7.89%, 03/01/2028	346,905
454,000	Southwest Airlines Co(d) 1.25%, 05/01/2025	450,595
490,000	Vail Resorts Inc(d)(j) 6.05%, 01/01/2026	431,200
		5,908,044
Consumer, Non-Cyclical — 3.46%
568,000	Alnylam Pharmaceuticals Inc 1.00%, 09/15/2027	523,980
387,000	Ascendis Pharma A/S 2.25%, 04/01/2028	353,138
293,000	Beauty Health Co(c) 1.25%, 10/01/2026	227,808
258,000	BioMarin Pharmaceutical Inc 1.25%, 05/15/2027	255,575
724,000	Block Inc 0.25%, 11/01/2027	543,449
219,000	Bridgebio Pharma Inc 2.50%, 03/15/2027	209,145
465,000	Chefs' Warehouse Inc(c) 2.38%, 12/15/2028	376,045
599,000	CONMED Corp 2.25%, 06/15/2027	570,248
208,000	Cytokinetics Inc 3.50%, 07/01/2027	176,405
1,741,000	Dexcom Inc(c) 0.38%, 05/15/2028	1,544,267
1,366,000	Exact Sciences Corp 0.38%, 03/01/2028	1,178,995
333,000	Guardant Health Inc(j) 11.01%, 11/15/2027	228,938
	Halozyme Therapeutics Inc
278,000	0.25%, 03/01/2027	234,576
191,000	1.00%, 08/15/2028	178,346
356,000	Innoviva Inc 2.50%, 08/15/2025	351,016

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 341,000	Insmed Inc 0.75%, 06/01/2028	$ 338,272
369,000	Insulet Corp 0.38%, 09/01/2026	360,882
333,000	Integer Holdings Corp(c) 2.13%, 02/15/2028	361,804
291,000	Jazz Investments I Ltd(d) 2.00%, 06/15/2026	296,274
448,000	Lantheus Holdings Inc(c) 2.63%, 12/15/2027	519,411
323,000	MGP Ingredients Inc 1.88%, 11/15/2041	396,321
179,000	Mirum Pharmaceuticals Inc(c) 4.00%, 05/01/2029	226,099
261,000	Revance Therapeutics Inc 1.75%, 02/15/2027	209,792
474,000	Sarepta Therapeutics Inc 1.25%, 09/15/2027	529,411
746,000	Shift4 Payments Inc 0.50%, 08/01/2027	637,382
372,000	Shockwave Medical Inc(c) 1.00%, 08/15/2028	356,004
498,000	Teladoc Health Inc(d) 1.25%, 06/01/2027	396,856
269,000	TransMedics Group Inc(c) 1.50%, 06/01/2028	242,934
		11,823,373
Energy — 0.58%
221,000	EQT Corp 1.75%, 05/01/2026	613,408
325,000	Nabors Industries Inc(c) 1.75%, 06/15/2029	285,837
505,000	NextEra Energy Partners LP(c) 2.50%, 06/15/2026	428,240
524,000	Northern Oil & Gas Inc(c) 3.63%, 04/15/2029	647,292
		1,974,777
Financial — 0.34%
419,000	Realogy Group LLC / Realogy Co-Issuer Corp 0.25%, 06/15/2026	318,440
471,629	SoFi Technologies Inc(c)(j) 9.76%, 10/15/2026	363,626
489,000	Welltower OP LLC REIT(c) 2.75%, 05/15/2028	499,042
		1,181,108
Industrial — 0.73%
644,000	Axon Enterprise Inc(c) 0.50%, 12/15/2027	685,860
363,000	Granite Construction Inc(c) 3.75%, 05/15/2028	380,630
492,000	John Bean Technologies Corp 0.25%, 05/15/2026	441,324
505,000	Middleby Corp 1.00%, 09/01/2025	565,348
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 429,000	Tetra Tech Inc(c) 2.25%, 08/15/2028	$ 422,565
		2,495,727
Technology — 3.55%
1,158,000	Akamai Technologies Inc 0.38%, 09/01/2027	1,206,057
387,000	Altair Engineering Inc 1.75%, 06/15/2027	409,446
552,000	Bentley Systems Inc(d) 0.38%, 07/01/2027	476,928
301,000	BILL Holdings Inc(j) 6.72%, 04/01/2027	243,622
255,000	Box Inc(j) (3.17%), 01/15/2026	275,018
522,000	Ceridian HCM Holding Inc 0.25%, 03/15/2026	459,047
337,000	Cloudflare Inc(j) 6.13%, 08/15/2026	286,450
344,000	Confluent Inc(j) 6.86%, 01/15/2027	280,566
354,000	Datadog Inc 0.13%, 06/15/2025	415,419
367,000	DigitalOcean Holdings Inc(j) 9.72%, 12/01/2026	280,535
566,000	Dropbox Inc(j) 1.27%, 03/01/2028	536,002
365,000	Envestnet Inc(c) 2.63%, 12/01/2027	332,697
315,000	Everbridge Inc(d)(j) 7.74%, 03/15/2026	264,600
200,000	HubSpot Inc 0.38%, 06/01/2025	356,400
345,000	Impinj Inc 1.13%, 05/15/2027	299,080
	Lumentum Holdings Inc
492,000	0.50%, 12/15/2026	412,296
244,000	1.50%, 12/15/2029(c)	221,796
281,000	MongoDB Inc 0.25%, 01/15/2026	480,229
	ON Semiconductor Corp
201,000	(12.38%), 05/01/2027(j)	361,800
774,000	0.50%, 03/01/2029(c)	849,852
492,000	Progress Software Corp 1.00%, 04/15/2026	506,268
337,000	Seagate HDD Cayman(c) 3.50%, 06/01/2028	345,620
574,000	Splunk Inc 1.13%, 06/15/2027	541,569
554,000	Tyler Technologies Inc 0.25%, 03/15/2026	534,887
548,000	Unity Software Inc(j) 8.42%, 11/15/2026	433,742
700,000	Wolfspeed Inc(c) 1.88%, 12/01/2029	455,350
406,000	Workiva Inc(c) 1.25%, 08/15/2028	400,519
408,000	Zscaler Inc 0.13%, 07/01/2025	490,008
		12,155,803

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — 0.49%
$ 644,000	CMS Energy Corp(c) 3.38%, 05/01/2028	$ 603,750
784,000	NRG Energy Inc 2.75%, 06/01/2048	829,472
248,000	Southern Co(c) 3.88%, 12/15/2025	241,056
		1,674,278
TOTAL CONVERTIBLE BONDS — 14.17% (Cost $50,062,265)		$48,467,445
Shares
COMMON STOCK
Basic Materials — 0.04%
7,100	Livent Corp(d)(k)	130,711
Communications — 0.04%
600	Palo Alto Networks Inc(k)	140,664
Energy — 0.49%
21,195	EQT Corp	860,093
3,600	Pioneer Natural Resources Co	826,380
		1,686,473
Financial — 0.07%
5,763	OneMain Holdings Inc	231,039
Industrial — 0.08%
8,430	GFL Environmental Inc	267,737
Utilities — 0.02%
339	Genon Energy Inc(i)(k)	56,480
TOTAL COMMON STOCK — 0.74% (Cost $2,421,233)		$2,513,104
CONVERTIBLE PREFERRED STOCK
Financial — 0.31%
974	Bank of America Corp 7.25%	1,083,575
Industrial — 0.33%
9,366	Chart Industries Inc 6.75%	632,767
4,462	RBC Bearings Inc 5.00%(d)	492,025
		1,124,792
Shares		Fair Value
Utilities — 0.33%
5,848	AES Corp 6.88%(d)	$ 356,903
20,398	NextEra Energy Inc 6.93%(d)	767,781
		1,124,684
TOTAL CONVERTIBLE PREFERRED STOCK — 0.97% (Cost $3,704,093)		$3,333,051
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(i)(k)	22,673
TOTAL RIGHTS — 0.01% (Cost $20,531)		$22,673
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 7.80%
$6,672,643	Undivided interest of 5.89% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $6,672,643 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(l)	6,672,643
6,672,643	Undivided interest of 6.02% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $6,672,643 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(l)	6,672,643

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,672,643	Undivided interest of 6.12% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $6,672,643 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(l)	$ 6,672,643
6,672,644	Undivided interest of 9.23% in a repurchase agreement (principal amount/value $72,477,196 with a maturity value of $72,509,207) with Bank of Montreal, 5.30%, dated 9/30/23 to be repurchased at $6,672,644 on 10/2/23 collateralized by Federal National Mortgage Association securities, 2.50% - 6.00%, 10/1/31 - 10/1/53, with a value of $73,926,740.(l)	6,672,644
TOTAL SHORT TERM INVESTMENTS — 7.80% (Cost $26,690,573)		$26,690,573
TOTAL INVESTMENTS — 98.44% (Cost $360,859,617)		$336,759,894
OTHER ASSETS & LIABILITIES, NET — 1.56%		$5,343,589
TOTAL NET ASSETS — 100.00%		$342,103,483
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2023.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	All or a portion of the security is on loan at September 29, 2023.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BA	USD	193,297	EUR	179,100	12/20/2023	$3,175
GS	USD	104,047	EUR	96,400	12/20/2023	1,714
MS	USD	508,712	EUR	472,200	12/20/2023	7,453
RBS	USD	319,384	EUR	295,900	12/20/2023	5,274
SSB	USD	2,986,855	EUR	2,767,600	12/20/2023	48,933
					Net Appreciation	$66,549
At September 29, 2023, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized (Depreciation)	Implied Credit Spread(b)	Payment Frequency
Buy Credit Protection
CDX.NA.HY.40(c)	USD	11,411	$200,301	$265,542	5.00%	06/20/2028	$(65,241)	4.59%	Quarterly
						Net Depreciation	$(65,241)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
Currency Abbreviations
EUR	Euro Dollar
USD	U.S. Dollar
Counterparty Abbreviations
BA	Bank of America Corp
GS	Goldman Sachs
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 29, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$22,962,172	$—	$22,962,172
Corporate Bonds and Notes	—	232,770,853	23	232,770,876
Convertible Bonds	—	48,467,445	—	48,467,445
Common Stock	2,456,624	—	56,480	2,513,104
Convertible Preferred Stock
Financial	1,083,575	—	—	1,083,575
Industrial	—	1,124,792	—	1,124,792
Utilities	—	1,124,684	—	1,124,684
	1,083,575	2,249,476	—	3,333,051
Rights	—	—	22,673	22,673
Short Term Investments	—	26,690,573	—	26,690,573
Total investments, at fair value:	3,540,199	333,140,519	79,176	336,759,894
Other Financial Investments:
Forward Foreign Currency Contracts	—	66,549	—	66,549
Total Assets	$3,540,199	$333,207,068	$79,176	$336,826,443
Liabilities
Other Financial Investments:
Credit Default Swaps	—	(65,241)	—	(65,241)
Total Liabilities	$0	$(65,241)	$—	$(65,241)
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $5,349,891 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $5,373,300 in credit default swaps for the reporting period.

September 29, 2023